Prepaid expenses and other current assets (Tables)	6 Months Ended
Sep. 30, 2012
Prepaid expenses and other current assets [Abstract]
Schedule of Prepaid Expenses and Other Assets
	September 30,		March 31,
	2012		2012

Prepaid production costs		$353,527		$93,100
Prepaid royalties		65,000		20,000
Prepaid license fees		33,866		37,549
Prepaid insurance		84,497		45,385
Prepaid investor relations fee		-		45,000
Prepaid media expenses		28,658		-
Prepaid expenses - other		37,892		21,129
		$603,440		$262,163